SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2024	December 31, 2023	December 31, 2022

Cash paid during the period for:
Interest	$-	$-	$-
Income taxes	$276,432	$650,540	$581,263

During the years ended December 31, 2024, 2023 and 2022 respectively, the Company paid $276,432, $650,540, and  $581,263, related to income tax in the current and prior periods. The company initially accrued $800,000 annually for income tax expense in the each years ended December 31, 2024, 2023, and 2022, for expected income tax payments related to activities in Ghana, and adjusted the accruals as payments were made.  Except for stock option grants, explained above, there were no other significant non-cash transactions during the years ended December 31, 2024, 2023, or 2022.